Condensed Balance Sheet (Parent Only) (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assets
Cash	$ 108,828,220	$ 149,761,646	$ 235,638,582	$ 53,840,036
Deferred tax asset	6,176,199	4,557,858
Other assets	487,954	2,817,922
Total assets	1,032,220,096	1,171,710,250
Liabilities and Stockholders' Equity Liabilities
Total liabilities	889,699,328	1,032,294,550
Stockholders' equity:
Common stock, 0.01 par value; issued 19,859,219 shares at September 2012 and 2011, respectively; outstanding 18,229,760 and 18,603,889 shares in 2012 and 2011, respectively	198,592	198,592
Preferred Stock, no par value; 10,000,000 shares authorized
Additional paid-in capital	73,483,605	73,083,363
Treasury stock, at cost; 1,629,459 and 1,255,330 shares in 2012 and 2011, respectively	(39,362,686)	(36,127,940)
Unearned compensation - ESOP	(3,571,121)	(3,729,390)
Retained earnings	111,568,998	107,962,533
Accumulated other comprehensive loss	203,380	(1,971,458)
Total stockholders' equity	142,520,768	139,415,700	136,876,367	99,345,178
Total liabilities and stockholders' equity	1,032,220,096	1,171,710,250
Parent Company
Assets
Cash	7,766,056	7,968,065	12,123,609	12,646,287
Investment in thrift subsidiary	130,739,990	128,938,580
Deferred tax asset	4,576,510	3,377,879
Other assets	33,464	141,421
Total assets	143,116,020	140,425,945
Liabilities and Stockholders' Equity Liabilities
Accrued expenses	595,252	1,010,245
Total liabilities	595,252	1,010,245
Stockholders' equity:
Common stock, 0.01 par value; issued 19,859,219 shares at September 2012 and 2011, respectively; outstanding 18,229,760 and 18,603,889 shares in 2012 and 2011, respectively	198,592	198,592
Preferred Stock, no par value; 10,000,000 shares authorized
Additional paid-in capital	73,483,605	73,083,363
Treasury stock, at cost; 1,629,459 and 1,255,330 shares in 2012 and 2011, respectively	(39,362,686)	(36,127,940)
Unearned compensation - ESOP	(3,571,121)	(3,729,390)
Retained earnings	111,568,998	107,962,533
Accumulated other comprehensive loss	203,380	(1,971,458)
Total stockholders' equity	142,520,768	139,415,700
Total liabilities and stockholders' equity	$ 143,116,020	$ 140,425,945